John Hancock
                                                                    Equity Funds

                                                                      Prospectus
                                                                   March 1, 2000

--------------------------------------------------------------------------------

                                                                   Balanced Fund
                                                                Core Equity Fund
                                                                Core Growth Fund
                                                                 Core Value Fund
                                                           Large Cap Growth Fund
                                                            Large Cap Value Fund
                                                             Mid Cap Growth Fund
                                                           Small Cap Growth Fund
                                                            Small Cap Value Fund
                                                        Sovereign Investors Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                                      [LOGO] John Hancock Funds
                                             A Global Investment Management Firm

Contents
--------------------------------------------------------------------------------

A fund-by-fund summary         Balanced Fund                                  4
of goals, strategies, risks,
performance and expenses.      Core Equity Fund                               6

                               Core Growth Fund                               8

                               Core Value Fund                               10

                               Large Cap Growth Fund                         12

                               Large Cap Value Fund                          14

                               Mid Cap Growth Fund                           16

                               Small Cap Growth Fund                         18

                               Small Cap Value Fund                          20

                               Sovereign Investors Fund                      22

Policies and instructions for  Your account
opening, maintaining and       Choosing a share class                        24
closing an account in any      How sales charges are calculated              24
equity fund.                   Sales charge reductions and waivers           25
                               Opening an account                            26
                               Buying shares                                 27
                               Selling shares                                28
                               Transaction policies                          30
                               Dividends and account policies                30
                               Additional investor services                  31

Further information on the     Fund details
equity funds.                  Business structure                            32
                               Financial highlights                          33

                               For more information                  back cover

Overview
--------------------------------------------------------------------------------

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Your expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

JOHN HANCOCK EQUITY FUNDS

These funds seek long-term growth by investing primarily in common stocks. However, the Balanced Fund also makes significant investments in fixed-income securities. Each fund has its own strategy and its own risk profile.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

o  have longer time horizons

o  want to diversify their portfolios

o  are seeking funds for the equity portion of an asset allocation portfolio

o  are investing for retirement or other goals that are many years in the future

Equity funds may NOT be appropriate if you:

o  are investing with a shorter time horizon in mind

o  are uncomfortable with an investment that may go up and down in value

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT TEAM


All John Hancock equity funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and manages more than $30 billion in assets.

Balanced Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks current income, long-term growth of capital and income and preservation of capital. To pursue these goals, the fund allocates its investments among a diversified mix of debt and equity securities. At least 25% of assets will be invested in senior debt securities.

All of the fund's stock investments are "dividend performers" -- companies whose dividend payments have increased steadily for ten years. In managing the fund's stock portfolio, the managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industrywide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry. Historically, companies that meet these criteria have tended to have large or medium market capitalizations.


The fund's debt securities are used to enhance current income and provide some added stability. The fund's investments in bonds of any maturity are primarily investment-grade (rated BBB or above and their unrated equivalents). However, up to 25% of its bond investments may be in junk bonds rated as low as C and their unrated equivalents.


Although the fund invests primarily in U.S. securities, it may invest up to 35% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indices, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short- term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

John F. Snyder, III
---------------------------------------
Executive vice president of adviser
Joined team in 1994
Joined adviser in 1991
Began career in 1971

Barry H. Evans, CFA
---------------------------------------
Senior vice president of adviser
Joined team in 1996
Joined adviser in 1986
Began career in 1986

Peter M. Schofield, CFA
---------------------------------------
Vice president of adviser
Joined team in 1996
Joined adviser in 1996
Began career in 1984


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                          1993    1994    1995     1996    1997    1998    1999
                         11.38%  -3.51%  24.23%   12.13%  20.79%  14.01%   3.89%

Best quarter: Q4 '98, 11.38% Worst quarter: Q3 '99, -4.89%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/99
--------------------------------------------------------------------------------
                                                         Life of        Life of
                             1 year        5 year        Class A        Class B
Class A - began 10/5/92      -1.30%        13.61%        10.67%         --
Class B - began 10/5/92      -1.83%        13.77%        --             10.70%
Class C - began 5/1/99       --            --            --             --
Index                        21.03%        28.54%        21.83%         21.83%

Index: Standard & Poor's 500 Stock Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will go up and down in response to stock and bond market movements.


The fund's management strategy has a significant influence on fund performance. Large- or medium- capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small-capitalization stocks. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o  Certain derivatives could produce disproportionate losses.
o In a down market, higher risk securities and derivatives could become harder to value or to sell at a fair price.
o Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)           Class A      Class B      Class C
--------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                      5.00%        none         none
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                             none(2)      5.00%        1.00%

--------------------------------------------------------------------------------
Annual operating expenses                     Class A      Class B      Class C
--------------------------------------------------------------------------------
Management fee                                0.60%        0.60%        0.60%
Distribution and service (12b-1) fees         0.30%        1.00%        1.00%
Other expenses                                0.30%        0.30%        0.30%
Total fund operating expenses                 1.20%        1.90%        1.90%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                         Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                          $616         $862         $1,127       $1,882
Class B - with redemption        $693         $897         $1,226       $2,040
        - without redemption     $193         $597         $1,026       $2,040
Class C - with redemption        $293         $597         $1,026       $2,222
        - without redemption     $193         $597         $1,026       $2,222

(1)   A $4.00 fee may be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."


FUND CODES

Class A
---------------------------------------
Ticker            SVBAX
CUSIP             47803P104
Newspaper         BalA
SEC number        811-0560
JH fund number    36

Class B
---------------------------------------
Ticker            SVBBX
CUSIP             47803P203
Newspaper         BalB
SEC number        811-0560
JH fund number    136

Class C
---------------------------------------
Ticker           --
CUSIP             47803P708
Newspaper        --
SEC number        811-0560
JH fund number    536

Core Equity Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks above-average total return (capital appreciation plus income). To pursue this goal, the fund normally invests at least 65% of assets in a diversified portfolio of equities which are primarily large-capitalization stocks. The portfolio's risk profile is similar to that of the S&P 500 Index.


The managers select from a menu of stocks of approximately 550 companies that evolves over time. Approximately 70% to 80% of these companies also are included in the S&P 500 Index. The subadviser's investment research team is organized by industry and tracks these companies to develop earnings estimates and five-year projections for growth. A series of proprietary computer models use this in-house research to rank the stocks according to their combination of:

o  value, meaning they appear to be underpriced
o  momentum, meaning they show potential for strong growth


This process, together with a risk/ return analysis against the S&P 500 Index, results in a portfolio of approximately 100 to 130 of the stocks from the top 60% of the menu. The fund generally sells stocks that fall into the bottom 20% of the menu.


In normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in dollar-denominated foreign securities and make limited use of certain derivatives (investments whose value is based on indices or securities).

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.


The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.


================================================================================

SUBADVISER

Independence Investment
Associates, Inc.
---------------------------------------
Team responsible for day-to-day
investment management

A subsidiary of John Hancock Financial
Services, Inc.

Founded in 1982

Supervised by the adviser

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.


--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                  1992    1993    1994    1995     1996    1997    1998    1999
                  9.01%  16.12%  -2.14%  37.20%   21.24%  29.19%  28.84%  12.37%

Best quarter: Q4 '98, 24.17% Worst quarter: Q3 '98, -12.75%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/99
--------------------------------------------------------------------------------
                                                 Life of    Life of     Life of
                         1 year      5 year      Class A    Class B     Class C
Class A - began 6/10/91  6.74%       24.21%      17.50%     --          --
Class B - began 9/7/95   6.59%       --          --         22.07%      --
Class C - began 5/1/98   10.59%      --          --         --          12.74%
Index                    21.03%      28.54%      19.80%     26.58%      19.84%

Index: Standard & Poor's 500 Stock Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will go up and down in response to stock market movements.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.


The fund's management strategy has a significant influence on fund performance. If the investment research team's earnings estimates or projections turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:


o  Certain derivatives could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political instability.


================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.


--------------------------------------------------------------------------------
Shareholder transaction expenses(1)           Class A      Class B      Class C
--------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                      5.00%        none         none
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                             none(2)      5.00%        1.00%

--------------------------------------------------------------------------------
Annual operating expenses                     Class A      Class B      Class C
--------------------------------------------------------------------------------
Management fee                                0.75%        0.75%        0.75%
Distribution and service (12b-1) fees         0.30%        1.00%        1.00%
Other expenses                                0.34%        0.34%        0.34%
Total fund operating expenses                 1.39%        2.09%        2.09%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                         Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                          $634         $918         $1,222       $2,085
Class B - with redemption        $712         $955         $1,324       $2,242
        - without redemption     $212         $655         $1,124       $2,242
Class C - with redemption        $312         $655         $1,124       $2,421
        - without redemption     $212         $655         $1,124       $2,421

(1)   A $4.00 fee may be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."


FUND CODES

Class A
---------------------------------------
Ticker            JHDCX
CUSIP             409902707
Newspaper         CoreEqA
SEC number        811-1677
JH fund number    25

Class B
---------------------------------------
Ticker            JHIDX
CUSIP             409902806
Newspaper         CoreEqB
SEC number        811-1677
JH fund number    125

Class C
---------------------------------------
Ticker            JHCEX
CUSIP             409902863
Newspaper         CoreEqC
SEC number        811-1677
JH fund number    525

Core Growth Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks above-average total return. To pursue this goal, the fund invests in a diversified portfolio of primarily large-capitalization stocks and emphasizes stocks of companies with relatively high potential long-term earnings growth. The portfolio's risk profile is substantially similar to that of the Russell 1000 Growth Index.

The managers select from a menu of stocks of approximately 550 companies that evolves over time. Approximately 40% to 50% of these companies also are included in the Russell 1000 Growth Index. The subadviser's investment research team is organized by industry and tracks these companies to develop earnings estimates and five-year projections for growth. A series of proprietary computer models use this in-house research to rank the stocks according to their combination of:

o  value, meaning they appear to be underpriced
o  momentum, meaning they show potential for strong growth


This process, together with a risk/return analysis against the Russell 1000 Growth Index, results in a portfolio of approximately 100 to 130 of the stocks from the top 60% of the menu. The fund generally sells stocks that fall into the bottom 20% of the menu.


In normal market conditions, the fund is almost entirely invested in stocks. The fund may, however, invest in certain other types of equity securities, including dollar-denominated foreign securities.

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.


The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.


================================================================================

SUBADVISER

Independence Investment
Associates, Inc.
---------------------------------------
Team responsible for day-to-day
investment management

A subsidiary of John Hancock Financial
Services, Inc.

Founded in 1982

Supervised by the adviser


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The year-by-year and average annual figures are for Class I shares, which are offered in a separate prospectus. Annual returns should be substantially similar since all classes invest in the same portfolio. However, Class I shares' average annual figures do not reflect sales charges or 12b-1 fees which were imposed beginning July 1, 1999 for Class A, B and C shares. Year-by-year, average annual and index figures do not reflect these charges and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class I year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                   1996    1997    1998    1999
                                                  20.52%  36.22%  37.94%  20.00%

Best quarter: Q4 '98, 27.44% Worst quarter: Q3 '98, -12.00%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/99
--------------------------------------------------------------------------------
                                                                         Life of
                                                       1 year            Class I
Class I - began 10/2/95                                20.00%            27.96%
Class A - began 7/1/99                                 --                --
Class B - began 7/1/99                                 --                --
Class C - began 7/1/99                                 --                --
Index                                                  33.16%            30.53%

Index: Russell 1000 Growth Index, an unmanaged index of growth stocks in the Russell 1000 Index of the 1,000 largest-capitalization U.S. stocks.

MAIN RISKS

[Clip Art] The value of your investment will go up and down in response to stock market movements.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks.


The fund's management strategy has a significant influence on fund performance. If the investment research team's earnings estimates or projections turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:


o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political instability.


================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Class A expense figures below show the expenses for the past year adjusted to reflect any changes.


--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                 Class A   Class B   Class C
--------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                            5.00%     none      none
Maximum deferred sales charge (load)
(as a % of purchase or sales price,
whichever is less)                                  none(2)   5.00%     1.00%

--------------------------------------------------------------------------------
Annual operating expenses                           Class A   Class B   Class C
--------------------------------------------------------------------------------
Management fee                                      0.80%     0.80%     0.80%
Distribution and service (12b-1) fees               0.30%     1.00%     1.00%
Other expenses                                      1.18%     1.18%     1.18%
Total fund operating expenses                       2.28%     2.98%     2.98%
Expense reimbursement (at least until 7/1/00)       1.03%     1.03%     1.03%
Net annual operating expenses                       1.25%     1.95%     1.95%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                         Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                          $621         $1,152       $1,708       $3,218
Class B - with redemption        $698         $1,196       $1,817       $3,368
        - without redemption     $198         $  896       $1,617       $3,368
Class C - with redemption        $298         $  896       $1,617       $3,529
        - without redemption     $198         $  896       $1,617       $3,529

(1)   A $4.00 fee may be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------------------
Ticker            JACGX
CUSIP             410132849
Newspaper         CoreGrA
SEC number        811-8852
JH fund number    79

Class B
---------------------------------------
Ticker            JBCGX
CUSIP             410132831
Newspaper         CoreGrB
SEC number        811-8852
JH fund number    179

Class C
---------------------------------------
Ticker            --
CUSIP             410132823
Newspaper         --
SEC number        811-8852
JH fund number    579

Core Value Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks above-average total return. To pursue this goal, the fund invests in a diversified portfolio of primarily large-capitalization stocks and emphasizes relatively undervalued stocks and high dividend yields. The portfolio's risk profile is substantially similar to that of the Russell 1000 Value Index.

The managers select from a menu of stocks of approximately 550 companies that evolves over time. Approximately 50% to 60% of these companies also are included in the Russell 1000 Value Index. The subadviser's investment research team is organized by industry and tracks these companies to develop earnings estimates and five-year projections for growth. A series of proprietary computer models use this in-house research to rank the stocks according to their combination of:

o  value, meaning they appear to be underpriced
o  momentum, meaning they show potential for strong growth


This process, together with a risk/return analysis against the Russell 1000 Value Index, results in a portfolio of approximately 100 to 130 of the stocks from the top 60% of the menu. The fund generally sells stocks that fall into the bottom 20% of the menu.


In normal market conditions, the fund is almost entirely invested in stocks. The fund may, however, invest in certain other types of equity securities, including dollar-denominated foreign securities.

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.


The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.


================================================================================

SUBADVISER

Independence Investment
Associates, Inc.
---------------------------------------
Team responsible for day-to-day
investment management

A subsidiary of John Hancock Financial
Services, Inc.

Founded in 1982

Supervised by the adviser


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. Class A average annual figures reflect sales charges. Year-by-year and index figures do not reflect these charges and would be lower if they did. In addition, 12b-1 fees will be imposed beginning July 1, 2000 for Class A shares and would result in lower returns if reflected in these figures. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                   1996    1997    1998    1999
                                                  20.66%  30.63%  18.79%   4.65%

Best quarter: Q4 '98, 18.79% Worst quarter: Q3 '98, -13.99%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/99
--------------------------------------------------------------------------------
                                                                         Life of
                                                            1 year       Class A
Class A - began 10/2/95                                     -0.60%       17.80%
Class B - began 7/1/99                                      --           --
Class C - began 7/1/99                                      --           --
Index                                                       7.35%        20.09%

Index: Russell 1000 Value Index, an unmanaged index of value stocks in the Russell 1000 Index of the 1,000 largest-capitalization U.S. stocks.

MAIN RISKS

[Clip Art] The value of your investment will go up and down in response to stock market movements.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, value stocks could underperform growth stocks.


The fund's management strategy has a significant influence on fund performance. If the investment research team's earnings estimates or projections turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:


o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Class A expense figures below show the expenses for the past year, adjusted to reflect any changes.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                 Class A   Class B   Class C
--------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                            5.00%     none      none
Maximum deferred sales charge (load)
(as a % of purchase or sales price,
whichever is less)                                  none(2)   5.00%     1.00%

--------------------------------------------------------------------------------
Annual operating expenses                           Class A   Class B   Class C
--------------------------------------------------------------------------------
Management fee                                      0.80%     0.80%     0.80%
Distribution and service (12b-1) fees               0.30%     1.00%     1.00%
Other expenses                                      1.08%     1.08%     1.08%
Total fund operating expenses                       2.18%     2.88%     2.88%
Distribution and service (12b-1) fee
reduction (until 7/1/00)                            0.30%     --        --
Expense reimbursement (at least until 7/1/00)       0.93%     0.93%     0.93%
Net annual operating expenses                       0.95%     1.95%     1.95%

The hypothetical example below shows what your expenses would be after the fee reduction and expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                         Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                          $592         $1,105       $1,643       $3,109
Class B - with redemption        $698         $1,176       $1,777       $3,281
        - without redemption     $198         $  876       $1,577       $3,281
Class C - with redemption        $298         $  876       $1,577       $3,443
        - without redemption     $198         $  876       $1,577       $3,443

(1)   A $4.00 fee may be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."


FUND CODES

Class A
---------------------------------------
Ticker            JHIVX
CUSIP             410132807
Newspaper         --
SEC number        811-8852
JH fund number    88

Class B
---------------------------------------
Ticker            --
CUSIP             410132815
Newspaper         --
SEC number        811-8852
JH fund number    188

Class C
---------------------------------------
Ticker            --
CUSIP             410132799
Newspaper         --
SEC number        811-8852
JH fund number    588

Large Cap Growth Fund


GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 65% of assets in stocks of large-capitalization companies (companies in the capitalization range of the S&P 500 Index, which was $369 million to $503.86 billion as of January 31, 2000).

In choosing individual stocks, the managers use fundamental financial analysis to identify companies with:

o  strong cash flows
o  secure market franchises
o  sales growth that outpaces their industries

The fund generally invests in 30 to 60 U.S. companies that are diversified across sectors. The fund has tended to emphasize, or overweight, certain sectors such as health care, technology or consumer goods. These weightings may change in the future.

The management team uses various means to assess the depth and stability of companies' senior management, including interviews and company visits. The fund favors companies for which the managers project an above average growth rate.

The fund may invest in preferred stocks and other types of equities, and may invest up to 15% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indices, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PORTFOLIO MANAGER

Team responsible for day-to-day
investment management

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
 1990    1991     1992    1993    1994    1995     1996    1997    1998    1999
-8.34%  41.68%    6.06%  13.03%  -7.50%  27.17%   20.40%  16.70%  26.42%  20.52%

Best quarter:  Q4 '98, 22.38%  Worst quarter:  Q3 '90, -18.75%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/99
--------------------------------------------------------------------------------
                                                             Life of    Life of
                            1 year     5 year     10 year    Class B    Class C
Class A                     14.48%     20.93%     14.02%     --         --
Class B - began 1/3/94      14.73%     21.11%     --         16.08%     --
Class C - began 6/1/98      18.69%     --         --         --         23.26%
Index                       21.03%     28.54%     18.19%     23.55%     22.32%

Index: Standard & Poor's 500 Stock Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will go up and down in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o  Certain derivatives could produce disproportionate losses.
o In a down market, higher risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)           Class A      Class B      Class C
--------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                      5.00%        none         none
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                             none(2)      5.00%        1.00%

--------------------------------------------------------------------------------
Annual operating expenses                     Class A      Class B      Class C
--------------------------------------------------------------------------------
Management fee                                0.75%        0.75%        0.75%
Distribution and service (12b-1) fees         0.30%        1.00%        1.00%
Other expenses                                0.30%        0.30%        0.30%
Total fund operating expenses                 1.35%        2.05%        2.05%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                         Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                          $631         $906         $1,202       $2,043
Class B - with redemption        $708         $943         $1,303       $2,200
        - without redemption     $208         $643         $1,103       $2,200
Class C - with redemption        $308         $643         $1,103       $2,379
        - without redemption     $208         $643         $1,103       $2,379

(1)   A $4.00 fee may be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."


FUND CODES

Class A
---------------------------------------
Ticker            JHNGX
CUSIP             409906302
Newspaper         LpCpGrA
SEC number        811-4630
JH fund number    20

Class B
---------------------------------------
Ticker            JHGBX
CUSIP             409906401
Newspaper         LpCpGrB
SEC number        811-4630
JH fund number    120

Class C
---------------------------------------
Ticker            --
CUSIP             409906849
Newspaper         --
SEC number        811-4630
JH fund number    520

Large Cap Value Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks the highest total return (capital appreciation plus current income) that is consistent with reasonable safety of capital. To pursue this goal, the fund invests in a diversified portfolio of stocks, bonds and money market securities. Although the fund may concentrate in any of these asset classes, under normal circumstances it invests primarily in stocks.

In managing the portfolio, the manager emphasizes a value-oriented approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that are selling at what appear to be substantial discounts to their long-term intrinsic and "franchise" values. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The fund manages risk by typically holding between 50 and 150 large companies that are diversified across industry sectors. The management team also uses fundamental financial analysis to identify individual companies with substantial cash flows, reliable revenue streams, superior competitive positions and strong management.

The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions.

In selecting bonds of any maturity, the manager looks for the most favorable risk/return ratios. The fund may invest up to 15% of net assets in junk bonds rated as low as CC/Ca and their unrated equivalents.

The fund may invest up to 25% of assets in foreign securities (35% during adverse U.S. market conditions). The fund may also make limited use of certain derivatives (investments whose value is based on indices, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================


PORTFOLIO MANAGER


Timothy E. Keefe, CFA
---------------------------------------
Senior vice president of adviser
Joined team in 1996
Joined adviser in 1996
Began career in 1987



PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.


--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
 1990    1991     1992    1993    1994    1995     1996    1997    1998    1999
-0.44%  32.29%    6.02%   9.74%  -8.49%  36.74%   22.21%  36.71%  15.94%  37.89%

Best quarter: Q4 '99, 31.65% Worst quarter: Q3 '98, -12.94%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/99
--------------------------------------------------------------------------------
                                                             Life of    Life of
                            1 year     5 year     10 year    Class B    Class C
Class A                     30.99%     28.25%     17.15%     --         --
Class B - began 8/22/91     31.95%     28.49%     --         18.21%     --
Class C - began 5/1/98      35.94%     --         --         --         21.33%
Index                       21.03%     28.54%     18.19%     19.73%     19.84%

Index: Standard & Poor's 500 Stock Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will go up and down in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, value stocks could underperform growth stocks. In addition, if the manager's securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:


o  Certain derivatives could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.
o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)           Class A      Class B      Class C
--------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                      5.00%        none         none
Maximum deferred s ales charge (load)
as a % of purchase or sale price,
whichever is less                             none(2)      5.00%        1.00%

--------------------------------------------------------------------------------
Annual operating expenses                     Class A      Class B      Class C
--------------------------------------------------------------------------------
Management fee                                0.625%       0.625%       0.625%
Distribution and service (12b-1) fees         0.25%        1.00%        1.00%
Other expenses                                0.305%       0.305%       0.305%
Total fund operating expenses                 1.180%       1.930%       1.930%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                         Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                          $614         $855         $1,117       $1,860
Class B - with redemption        $696         $906         $1,242       $2,059
        - without redemption     $196         $606         $1,042       $2,059
Class C - with redemption        $296         $606         $1,042       $2,254
        - without redemption     $196         $606         $1,042       $2,254

(1)   A $4.00 fee may be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."


FUND CODES

Class A
---------------------------------------
Ticker            TAGRX
CUSIP             41013P103
Newspaper         LgCpVIA
SEC number        811-0560
JH fund number    50

Class B
---------------------------------------
Ticker            TSGWX
CUSIP             41013P202
Newspaper         LgCpVIB
SEC number        811-0560
JH fund number    150

Class C
---------------------------------------
Ticker            JHLVX
CUSIP             41013P301
Newspaper         LgCpVIC
SEC number        811-0560
JH fund number    550

Mid Cap Growth Fund


GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of assets in stocks of medium-capitalization companies (companies in the capitalization range of the Russell Midcap Growth Index, which was $230 million to $46.13 billion as of January 31, 2000).

The manager conducts fundamental financial analysis to identify companies with above average earnings growth.

In choosing individual securities, the manager looks for companies with growth stemming from a combination of gains in market share and increasing operating efficiency. Before investing, the manager identifies a specific catalyst for growth, such as a new product, business reorganization or merger.

The management team generally maintains personal contact with the senior management of the companies the fund invests in.

The manager considers broad economic trends, demographic factors, technological changes, consolidation trends and legislative initiatives.

The fund generally invests in more than 100 companies. The fund may not invest more than 5% of assets in any one security.

The fund may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indices or currencies).

In abnormal conditions, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash or cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PORTFOLIO MANAGER

Barbara C. Friedman, CFA
---------------------------------------
Senior vice president of adviser
Joined team in 1998
Joined adviser in 1998
Began career in 1973

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indices for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                  1994    1995     1996    1997    1998    1999
                                 -8.76%  34.24%   29.05%   2.37%   6.53%  58.17%

Best quarter:  Q4 '98, 22.66%  Worst quarter:  Q3 '98, -21.36%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/99
--------------------------------------------------------------------------------
                                                 Life of     Life of    Life of
                           1 year     5 year     Class A     Class B    Class C
Class A - began 11/1/93    50.24%     23.19%     16.58%      --         --
Class B - began 11/1/93    52.21%     23.44%     --          16.75%     --
Class C - began 6/1/98     56.11%     --         --          --         34.27%
Index 1                    21.03%     28.54%     23.07%      23.07%     22.32%
Index 2                    18.23%     21.86%     17.21%      17.21%     36.63%

Index 1: Standard & Poor's 500 Stock Index, an unmanaged index of 500 stocks. Index 2: Russell Midcap Growth Index, an unmanaged index containing those stocks from the Russell Midcap Index with a greater-than-average growth orientation.

MAIN RISKS

[Clip Art] The value of your investment will go up and down in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market, causing the fund to underperform investments that focus either on small- or on large-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the manager's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o  Certain derivatives could produce disproportionate losses.
o In a down market, higher risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)           Class A      Class B      Class C
--------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                      5.00%        none         none
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                             none(2)      5.00%        1.00%

--------------------------------------------------------------------------------
Annual operating expenses                     Class A      Class B      Class C
--------------------------------------------------------------------------------
Management fee                                0.80%        0.80%        0.80%
Distribution and service (12b-1) fees         0.30%        1.00%        1.00%
Other expenses                                0.50%        0.50%        0.50%
Total fund operating expenses                 1.60%        2.30%        2.30%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                         Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                          $655         $  980       $1,327       $2,305
Class B - with redemption        $733         $1,018       $1,430       $2,461
        - without redemption     $233         $  718       $1,230       $2,461
Class C - with redemption        $333         $  718       $1,230       $2,636
        - without redemption     $233         $  718       $1,230       $2,636

(1)   A $4.00 fee may be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."


FUND CODES

Class A
---------------------------------------
Ticker            SPOAX
CUSIP             409906807
Newspaper         MdCpGrA
SEC number        811-4630
JH fund number    39

Class B
---------------------------------------
Ticker            SPOBX
CUSIP             409906880
Newspaper         MdCpGrB
SEC number        811-4630
JH fund number    139

Class C
---------------------------------------
Ticker            --
CUSIP             409906823
Newspaper         --
SEC number        811-4630
JH fund number    539

Small Cap Growth Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of assets in stocks of small-capitalization companies (companies in the capitalization range of the Russell 2000 Growth Index, which was $34 million to $10.71 billion as of January 31, 2000).

The managers look for companies in the emerging growth phase of development that are not yet widely recognized. The fund also may invest in established companies that, because of new management, products or opportunities, offer the possibility of accelerating earnings.

To manage risk, the fund typically invests in 150 to 220 companies across many industries, and does not invest more than 5% of assets in any one company.

In choosing individual securities, the managers use fundamental financial analysis to identify rapidly growing companies. The managers favor companies that dominate their market niches or are poised to become market leaders. They look for strong senior management teams and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may invest in preferred stocks and other types of equities, and may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indices or currencies).

In abnormal conditions, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash and cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PORTFOLIO MANAGERS

Bernice S. Behar, CFA
---------------------------------------
Senior vice president of adviser
Joined team in 1996
Joined adviser in 1991
Began career in 1986

Laura J. Allen, CFA
---------------------------------------
Senior vice president of adviser
Joined team in 1998
Joined adviser in 1998
Began career in 1981

Anurag Pandit, CFA
---------------------------------------
Vice president of adviser
Joined team in 1996
Joined adviser in 1996
Began career in 1984

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indices for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class B year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
 1990    1991     1992    1993    1994    1995     1996    1997    1998    1999
-1.15%  58.82%   12.13%  11.82%  -1.49%  42.13%   12.95%  14.45%  11.65%  63.62%

Best quarter: Q4 '99, 43.58%  Worst quarter: Q3 '90, -23.09%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/99
--------------------------------------------------------------------------------
                                                             Life of    Life of
                            1 year     5 year     10 year    Class A    Class C
Class A - began 8/22/91     56.65%     27.03%     --         20.50%     --
Class B                     58.62%     27.25%     20.60%     --         --
Class C - began 6/1/98      62.59%     --         --         --         45.00%
Index 1                     21.26%     16.69%     13.40%     15.19%     7.92%
Index 2                     43.09%     18.99%     13.51%     14.65%     22.94%

Index 1: Russell 2000 Index, an unmanaged index of 2,000 U.S.
small-capitalization stocks.

Index 2: Russell 2000 Growth Index, an unmanaged index containing those stocks from the Russell 2000 Index with a greater-than-average growth orientation.

MAIN RISKS

[Clip Art] The value of your investment will go up and down in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o  Certain derivatives could produce disproportionate losses.
o In a down market, higher risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)           Class A      Class B      Class C
--------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                      5.00%        none         none
Maximum deferred s ales charge (load)
as a % of purchase or sale price,
whichever is less                             none(2)      5.00%        1.00%

--------------------------------------------------------------------------------
Annual operating expenses                     Class A      Class B      Class C
--------------------------------------------------------------------------------
Management fee                                0.75%        0.75%        0.75%
Distribution and service (12b-1) fees         0.25%        1.00%        1.00%
Other expenses                                0.34%        0.34%        0.34%
Total fund operating expenses                 1.34%        2.09%        2.09%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                         Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                          $630         $903         $1,197       $2,032
Class B - with redemption        $712         $955         $1,324       $2,229
        - without redemption     $212         $655         $1,124       $2,229
Class C - with redemption        $312         $655         $1,124       $2,421
        - without redemption     $212         $655         $1,124       $2,421

(1)   A $4.00 fee may be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."


FUND CODES

Class A
---------------------------------------
Ticker            TAEMX
CUSIP             478032105
Newspaper         SmCpGrA
SEC number        811-3392
JH fund number    60

Class B
---------------------------------------
Ticker            TSEGX
CUSIP             478032204
Newspaper         SmCpGrB
SEC number        811-3392
JH fund number    160

Class C
---------------------------------------
Ticker            --
CUSIP             478032501
Newspaper         --
SEC number        811-3392
JH fund number    560

Small Cap Value Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of assets in stocks of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $34 million to $10.71 billion as of January 31, 2000).


In managing the portfolio, the manager emphasizes a value-oriented approach to individual stock selection. With the aid of proprietary financial models, the management team looks for U.S. and foreign companies that are selling at what appear to be substantial discounts to their long-term value. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.


The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. The strength of companies' management teams is also a key selection factor. The fund diversifies across industry sectors. The fund may not invest more than 5% of assets in any one security.

The fund may invest up to 15% of assets in a basket of foreign securities or in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered junk bonds). The fund may make limited use of certain derivatives (investments whose value is based on indices or currencies).


Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.


The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.


================================================================================

PORTFOLIO MANAGER

Timothy E. Keefe, CFA
---------------------------------------
Senior vice president of adviser
Joined team in 1996
Joined adviser in 1996
Began career in 1987



PAST PERFORMANCE


[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                  1994    1995     1996    1997    1998    1999
                                  7.81%  20.26%   12.91%  25.25%  -2.10%  98.25%

Best quarter:  Q4 '99, 47.75%  Worst quarter:  Q3 '98, -21.43%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/99
--------------------------------------------------------------------------------
                                                  Life to    Life to    Life to
                            1 year     5 year     Class A    Class B    Class C
Class A - began 1/3/94      88.27%     25.69%     22.54%     --         --
Class B - began 1/3/94      92.03%     25.90%     --         22.67%     --
Class C - began 5/1/98      95.94%     --         --         --         39.67%
Index                       21.26%     16.69%     13.39%     13.39%     4.00%

Index: Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization stocks.

MAIN RISKS

[Clip Art] The value of your investment will go up and down in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. Similarly, value stocks could underperform growth stocks. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the manager's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o  Certain derivatives could produce disproportionate losses.
o In a down market, higher risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.
o Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)           Class A      Class B      Class C
--------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                      5.00%        none         none
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                             none(2)      5.00%        1.00%

--------------------------------------------------------------------------------
Annual operating expenses                     Class A      Class B      Class C
--------------------------------------------------------------------------------
Management fee                                0.70%        0.70%        0.70%
Distribution and service (12b-1) fees         0.30%        1.00%        1.00%
Other expenses                                0.54%        0.54%        0.54%
Total fund operating expenses                 1.54%        2.24%        2.24%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                         Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                          $649         $  962       $1,297       $2,243
Class B - with redemption        $727         $1,000       $1,400       $2,399
        - without redemption     $227         $  700       $1,200       $2,399
Class C - with redemption        $327         $  700       $1,200       $2,575
        - without redemption     $227         $  700       $1,200       $2,575

(1)   A $4.00 fee may be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."


FUND CODES

Class A
---------------------------------------
Ticker            SPVAX
CUSIP             409905700
Newspaper         SmCpVlA
SEC number        811-3999
JH fund number    37

Class B
---------------------------------------
Ticker            SPVBX
CUSIP             409905809
Newspaper         SmCpVlB
SEC number        811-3999
JH fund number    137

Class C
---------------------------------------
Ticker            --
CUSIP             409905882
Newspaper         --
SEC number        811-3999
JH fund number    537

Sovereign Investors Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital and income without assuming undue market risks. To pursue these goals, the fund normally invests most of its assets in a diversified portfolio of stocks, although it may respond to market conditions by investing in other types of securities, such as bonds or short-term securities.

All of the fund's stock investments are "dividend performers" -- companies whose dividend payments have increased steadily for ten years. The managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industrywide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry. Historically, companies that meet these criteria have tended to have large or medium market capitalizations.

The fund may invest in bonds of any maturity, with up to 5% of assets in junk bonds rated as low as C and their unrated equivalents.

The fund typically invests in U.S. companies but may invest in dollar-denominated foreign securities. It may also make limited use of certain derivatives (investments whose value is based on indices or securities).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.


The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.


================================================================================

PORTFOLIO MANAGERS

John F. Snyder, III
---------------------------------------
Executive vice president of adviser
Joined team in 1983
Joined adviser in 1991
Began career in 1971

Barry H. Evans, CFA
---------------------------------------
Senior vice president of adviser
Joined team in 1996
Joined adviser in 1986
Began career in 1986

Peter M. Schofield, CFA
---------------------------------------
Vice president of adviser
Joined team in 1996
Joined adviser in 1996
Began career in 1984

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.


--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
 1990    1991     1992    1993    1994    1995     1996    1997    1998    1999
 4.38%  30.48%    7.23%   5.71%  -1.85%  29.15%   17.57%  29.14%  15.62%   5.91%

Best quarter: Q4 '98, 15.55% Worst quarter: Q3 '90, -9.03%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/99
--------------------------------------------------------------------------------
                                                             Life of    Life of
                           1 year      5 year     10 year    Class B    Class C
Class A                    0.60%       17.93%     13.23%     --         --
Class B - began 1/3/94     0.20%       18.06%     --         14.55%     --
Class C - began 5/1/98     4.17%       --         --         --         6.24%
Index                      21.03%      28.54%     18.19%     23.55%     19.84%

Index: Standard & Poor's 500 Stock Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will go up and down in response to stock and bond market movements.


The fund's management strategy has a significant influence on fund performance. Large- or medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small-capitalization stocks. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.


To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:


o  Certain derivatives could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.
o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.


================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.


--------------------------------------------------------------------------------
Shareholder transaction expenses(1)           Class A      Class B      Class C
--------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                      5.00%        none         none
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                             none(2)      5.00%        1.00%

--------------------------------------------------------------------------------
Annual operating expenses                     Class A      Class B      Class C
--------------------------------------------------------------------------------
Management fee                                0.54%        0.54%        0.54%
Distribution and service (12b-1) fees         0.30%        1.00%        1.00%
Other expenses                                0.21%        0.21%        0.21%
Total fund operating expenses                 1.05%        1.75%        1.75%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                         Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                          $602         $817         $1,050       $1,718
Class B - with redemption        $678         $851         $1,149       $1,878
        - without redemption     $178         $551         $  949       $1,878
Class C - with redemption        $278         $551         $  949       $2,062
        - without redemption     $178         $551         $  949       $2,062

(1)   A $4.00 fee may be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."


FUND CODES

Class A
---------------------------------------
Ticker            SOVIX
CUSIP             47803P302
Newspaper         SvInvA
SEC number        811-0560
JH fund number    29

Class B
---------------------------------------
Ticker            SOVBX
CUSIP             47803P401
Newspaper         SvInvB
SEC number        811-0560
JH fund number    129

Class C
---------------------------------------
Ticker            SOVCX
CUSIP             47803P609
Newspaper         --
SEC number        811-0560
JH fund number    529

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
o  Front-end sales charges, as described at right.

o Distribution and service (12b-1) fees of 0.30% (0.25% for Large Cap Value and Small Cap Growth).

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------
o  No front-end sales charge; all your money goes to work for you right away.

o  Distribution and service (12b-1) fees of 1.00%.

o  A deferred sales charge, as described on following page.

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
o  No front-end sales charge; all your money goes to work for you right away.

o  Distribution and service (12b-1) fees of 1.00%.

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they may cost share-holders more than other types of sales charges.

Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.

Sovereign Investors Fund offers Class Y shares, which have their own expense structure and are available to financial institutions only. Call Signature Services for more information (see back cover of this prospectus).

Your broker or agent may charge you a fee to effect transactions in fund shares.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------
                            As a % of       As a % of your
Your investment             offering price  investment
Up to $49,999               5.00%           5.26%
$50,000 - $99,999           4.50%           4.71%
$100,000 - $249,999         3.50%           3.63%
$250,000 - $499,999         2.50%           2.56%
$500,000 - $999,999         2.00%           2.04%
$1,000,000 and over         See below

Investments of $1 million or more Class A shares are available with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) on any shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
CDSC on $1 million+ investments
--------------------------------------------------------------------------------
                                            CDSC on shares
Your investment                             being sold
First $1M - $4,999,999                      1.00%
Next $1 - $5M above that                    0.50%
Next $1 or more above that                  0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.


24  YOUR ACCOUNT

Class B and Class C Shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a CDSC on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------
                                         CDSC on shares
Years after purchase                     being sold
1st year                                 5.00%
2nd year                                 4.00%
3rd or 4th year                          3.00%
5th year                                 2.00%
6th year                                 1.00%
After 6th year                           none

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------
Years after purchase                     CDSC
1st year                                 1.00%
After 1st year                           none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge. Retirement plans investing $1 million in Class B shares may add that value to Class A purchases to calculate charges.
o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.
o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250), and individual investors may close their accounts at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o  to make payments through certain systematic withdrawal plans
o  to make certain distributions from a retirement plan
o  because of shareholder death or disability

To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).


                                                                YOUR ACCOUNT  25

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o  selling brokers and their employees and sales representatives
o financial representatives utilizing fund shares in fee-based investment products under signed agreement with John Hancock Funds
o fund trustees and other individuals who are affiliated with these or other John Hancock funds
o individuals transferring assets from an employee benefit plan into a John Hancock fund
o certain John Hancock insurance contract holders (one-year CDSC usually applies)
o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

To utilize: if you think you may be eligible for a sales charge waiver, contact Signature Services or consult the SAI (see the back cover of this prospectus).

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1  Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

   o   non-retirement account: $1,000
   o   retirement account: $250
   o   group investments: $250
   o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month
   o fee-based clients of selling brokers who have placed at least $2 billion in John Hancock funds: $250

3 Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. You must notify your financial representative or Signature Services if this information changes. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


26  YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
            Opening an account           Adding to an account

By check

[Clip Art]  o Make out a check for the   o Make out a check for the investment
              investment amount,           amount payable to "John Hancock
              payable to "John Hancock     Signature Services, Inc."
              Signature Services,
              Inc."                      o Fill out the detachable investment
                                           slip from an account statement. If no
            o Deliver the check and        slip is available, include a note
              your completed               specifying the fund name, your share
              application to your          class, your account number and the
              financial                    name(s) in which the account is
              representative, or mail      registered.
              them to Signature
              Services (address          o Deliver the check and your investment
              below).                      slip or note to your financial
                                           representative, or mail them to
                                           Signature Services (address below).

By exchange

[Clip Art]  o Call your financial        o Log on to www.jhfunds.com to process
              representative or            exchanges between funds.
              Signature Services to
              request an exchange.       o Call EASI-Line for automated service
                                           24 hours a day using your touch tone
                                           phone at 1-800-338-8080.

                                         o Call your financial representative or
                                           Signature Services to request an
                                           exchange.

By wire

[Clip Art]  o Deliver your completed     o Instruct your bank to wire the amount
              application to your          of your investment to:
              financial                       First Signature Bank & Trust
              representative, or mail         Account # 900000260
              it to Signature                 Routing # 211475000
              Services.
                                         Specify the fund name, your share
            o Obtain your account        class, your account number and the
              number by calling your     name(s) in which the account is
              financial representative   registered. Your bank may charge a fee
              or Signature Services.     to wire funds.

            o Instruct your bank to
              wire the amount of your
              investment to:
                First Signature Bank &
                Trust
                Account # 900000260
                Routing # 211475000

            Specify the fund name,
            your choice of share
            class, the new account
            number and the name(s) in
            which the account is
            registered. Your bank may
            charge a fee to wire
            funds.


By Internet

[Clip Art]  See "By exchange" and "By    o Verify that your bank or credit union
            wire."                         is a member of the Automated Clearing
                                           House (ACH) system.

                                         o Complete the "Bank Information"
                                           section on your account application.

                                         o Log on to www.jhfunds.com to initiate
                                           purchases using your authorized bank
                                           account.


By phone

[Clip Art]  See "By exchange" and "By    o Verify that your bank or credit union
            wire."                         is a member of the Automated Clearing
                                           House (ACH) system.

                                         o Complete the "Bank Information"
                                           section on your account application.

                                         o Call EASI-Line for automated service
                                           24 hours a day using your touch tone
                                           phone at 1-800-338-8080.

                                         o Call your financial representative or
                                           Signature Services between 8 A.M. and
                                           4 P.M. Eastern Time on most business
                                           days.

----------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative
for instructions and assistance.
----------------------------------------

To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."


                                                                 YOUR ACCOUNT 27

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
            Designed for                 To sell some or all of your shares

By letter

[Clip Art]  o Accounts of any type.      o Write a letter of instruction or
                                           complete a stock power indicating the
            o Sales of any amount.         fund name, your share class, your
                                           account number, the name(s) in which
                                           the account is registered and the
                                           dollar value or number of shares you
                                           wish to sell.

                                         o Include all signatures and any
                                           additional documents that may be
                                           required (see next page).

                                         o Mail the materials to Signature
                                           Services.

                                         o A check will be mailed to the name(s)
                                           and address in which the account is
                                           registered, or otherwise according to
                                           your letter of instruction.


By Internet

[Clip Art]  o Most accounts.             o Log on to www.jhfunds.com to initiate
                                           redemptions from your funds.
            o Sales of up to $100,000.

By phone

[Clip Art]  o Most accounts.             o Call EASI-Line for automated service
                                           24 hours a day using your touch tone
            o Sales of up to $100,000.     phone at 1-800-338-8080.

                                         o Call your financial representative or
                                           Signature Services between 8 A.M. and
                                           4 P.M. Eastern Time on most business
                                           days.


By wire or electronic funds transfer (EFT)

[Clip Art]  o Requests by letter to      o To verify that the Internet or
              sell any amount.             telephone redemption privilege is in
                                           place on an account, or to request
            o Requests by internet or      the form to add it to an existing
              phone to sell up to          account, call Signature Services.
              $100,000.
                                         o Amounts of $1,000 or more will be
                                           wired on the next business day. A $4
                                           fee will be deducted from your
                                           account.

                                         o Amounts of less than $1,000 may be
                                           sent by EFT or by check. Funds from
                                           EFT transactions are generally
                                           available by the second business day.
                                           Your bank may charge a fee for this
                                           service.

By exchange

[Clip Art]  o Accounts of any type.      o Obtain a current prospectus for the
                                           fund into which you are exchanging by
            o Sales of any amount.         Internet or by calling your financial
                                           representative or Signature Services.

                                         o Log on to www.jhfunds.com to process
                                           exchanges between your funds.

                                         o Call EASI-Line for automated service
                                           24 hours a day using your touch tone
                                           phone at 1-800-338-8080.

                                         o Call your financial representative or
                                           Signature Services to request an
                                           exchange.

To sell shares through a systematic withdrawal plan, see "Additional investor services."


28  YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o  your address of record has changed within the past 30 days
o  you are selling more than $100,000 worth of shares
o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                    Requirements for written requests
--------------------------------------------------------------------------------
                                                                      [Clip Art]

Owners of individual, joint or            o Letter of instruction.
UGMA/UTMA accounts (custodial accounts
for minors).                              o On the letter, the signatures of all
                                            persons authorized to sign for the
                                            account, exactly as the account is
                                            registered.

                                          o Signature guarantee if applicable
                                            (see above).

Owners of corporate, sole                 o Letter of instruction.
proprietorship, general partner or
association accounts.                     o Corporate business/organization
                                            resolution, certified within the
                                            past 12 months, or a John Hancock
                                            Funds business/ organization
                                            certification form.

                                          o On the letter and the resolution,
                                            the signature of the person(s)
                                            authorized to sign for the account.

                                          o Signature guarantee if applicable
                                            (see above).

Owners or trustees of trust accounts.     o Letter of instruction.

                                          o On the letter, the signature(s) of
                                            the trustee(s).

                                          o Copy of the trust document certified
                                            within the past 12 months or a John
                                            Hancock Funds trust certification
                                            form.

                                          o Signature guarantee if applicable
                                            (see above).

Joint tenancy shareholders with rights    o Letter of instruction signed by
of survivorship whose co-tenants are        surviving tenant.
deceased.
                                          o Copy of death certificate.

                                          o Signature guarantee if applicable
                                            (see above).

Executors of shareholder estates.         o Letter of instruction signed by
                                            executor.

                                          o Copy of order appointing executor,
                                            certified within the past 12 months.

                                          o Signature guarantee if applicable
                                            (see above).

Administrators, conservators,             o Call 1-800-225-5291 for
guardians and other sellers or account      instructions.
types not listed above.

----------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative
for instructions and assistance.
----------------------------------------


                                                                YOUR ACCOUNT  29

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The funds may also value securities at fair value if the value of these securities has been materially affected by events occurring after the close of a foreign market. Foreign stock or other portfolio securities held by the funds may trade on U.S. holidays and weekends, even though the funds' shares will not be priced on those days. This may change a fund's NAV on days when you cannot buy or sell shares.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.


At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com, or sending your request in writing.


In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. However, if the new fund's CDSC rate is higher, then the rate will increase. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance
o  after any changes of name or address of the registered owner(s)
o  in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.


Dividends The funds generally distribute most or all of their net earnings in the form of dividends. Any capital gains are distributed annually. Balanced and Sovereign Investors funds typically pay income dividends quarterly. Core Value typically pays income dividends annually. The other funds do not usually pay income dividends. Most of these dividends are from capital gains.


Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to


30  YOUR ACCOUNT
you. However, if the check is not deliverable, your dividends will be reinvested.

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

Year 2000 compliance The adviser and the funds' service providers are taking steps to address any year 2000-related computer problems. However, there is some risk that these problems could disrupt the issuers in which the funds invest, the funds' operations or financial markets generally.

ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o  Complete the appropriate parts of your account application.
o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o  Make sure you have at least $5,000 worth of shares in your account.
o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).
o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional, Roth and Education IRAs, SIMPLE plans, SEPs, 401(k) plans and other pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.


                                                                 YOUR ACCOUNT 31

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock equity funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.


The trustees of the Balanced, Core Growth, Core Value, Large Cap Value, Mid Cap Growth and Small Cap Growth funds have the power to change these funds' respective investment goals without shareholder approval.


Management fees The management fees paid to the investment adviser by the John Hancock equity funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                       % of net assets
--------------------------------------------------------------------------------

Balanced                                   0.60%
Core Equity                                0.75%
Core Growth                                0.00%
Core Value                                 0.00%
Large Cap Growth                           0.75%
Large Cap Value                            0.625%
Mid Cap Growth                             0.80%
Small Cap Growth                           0.75%
Small Cap Value                            0.70%
Sovereign Investors                        0.54%


              ---------------------------------------------------
                                  Shareholders
              ---------------------------------------------------

  Distribution and
shareholder services

              ---------------------------------------------------
                          Financial services firms and
                             their representatives

                     Advise current and prospective share-
                    holders on their fund investments, often
                  in the context of an overall financial plan.
              ---------------------------------------------------

              ---------------------------------------------------
                             Principal distributor

                            John Hancock Funds, Inc.

                    Markets the funds and distributes shares
                   through selling brokers, financial planners
                       and other financial representatives
              ---------------------------------------------------

              ---------------------------------------------------
                                 Transfer agent

                      John Hancock Signature Services, Inc.

                Handles shareholder services, including record-
               keeping and statements, distribution of dividends
                    and processing of buy and sell requests.
              ---------------------------------------------------

              ---------------------------------------------------
                                   Subadviser

                            Independence Investment
                                Associates, Inc.
                                53 State Street
                                Boston, MA 02109

                               Provides portfolio
                             management to certain
                                     funds.
              ---------------------------------------------------

              ---------------------------------------------------
                               Investment adviser

                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                        Manages the funds' business and
                             investment activities
              ---------------------------------------------------

              ---------------------------------------------------
                                   Custodian

                           Investors Bank & Trust Co.

                      Holds the funds' assets, settles all
                     portfolio trades and collects most of
                        the valuation data required for
                          calculating each fund's NAV.
              ---------------------------------------------------

                                                                        Asset
                                                                      management

              ---------------------------------------------------
                                    Trustees

                         Oversee the funds' activities.
              ---------------------------------------------------


32  FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

Balanced Fund

Figures audited by Ernst & Young LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                              12/94       12/95        12/96          12/97          12/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                $10.74       $9.84       $11.75         $12.27         $13.33
Net investment income (loss)                                          0.50        0.44(1)      0.41(1)        0.37(1)        0.36(1)
Net realized and unrealized gain (loss) on investments               (0.88)       1.91         0.99           2.14           1.47
Total from investment operations                                     (0.38)       2.35         1.40           2.51           1.83
Less distributions:
  Dividends from net investment income                               (0.50)      (0.44)       (0.41)         (0.37)         (0.36)
  Distributions from net realized gain on investments sold           (0.02)         --        (0.47)         (1.08)         (0.74)
  Total distributions                                                (0.52)      (0.44)       (0.88)         (1.45)         (1.10)
Net asset value, end of period                                       $9.84      $11.75       $12.27         $13.33         $14.06
Total investment return at net asset value(2) (%)                    (3.51)      24.23        12.13          20.79          14.01
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                        61,952      69,811       71,242         84,264         97,072
Ratio of expenses to average net assets (%)                           1.23        1.27         1.29           1.22           1.21
Ratio of net investment income (loss) to average net assets (%)       4.89        3.99         3.33           2.77           2.61
Portfolio turnover rate (%)                                             78          45           80            115             83

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                              12/94       12/95        12/96          12/97          12/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                $10.75       $9.84       $11.74         $12.27         $13.33
Net investment income (loss)                                          0.43        0.36(1)      0.32(1)        0.28(1)        0.27(1)
Net realized and unrealized gain (loss) on investments               (0.89)       1.90         1.01           2.14           1.46
Total from investment operations                                     (0.46)       2.26         1.33           2.42           1.73
Less distributions:
  Dividends from net investment income                               (0.43)      (0.36)       (0.33)         (0.28)         (0.26)
  Distributions from net realized gain on investments sold           (0.02)         --        (0.47)         (1.08)         (0.74)
  Total distributions                                                (0.45)      (0.36)       (0.80)         (1.36)         (1.00)
Net asset value, end of period                                       $9.84      $11.74       $12.27         $13.33         $14.06
Total investment return at net asset value(2) (%)                    (4.22)      23.30        11.46          19.96          13.23
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                        79,176      87,827       90,855        101,249        115,682
Ratio of expenses to average net assets (%)                           1.87        1.96         1.99           1.91           1.88
Ratio of net investment income (loss) to average net assets (%)       4.25        3.31         2.63           2.08           1.93
Portfolio turnover rate (%)                                             78          45           80            115             83

(1)   Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.


                                                                 FUND DETAILS 33

Core Equity Fund

Figures audited by PricewaterhouseCoopers LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                             5/94        5/95        5/96     12/96(1)    12/97        12/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                              $12.16      $12.68      $14.41    $17.98      $19.42       $23.93
Net investment income (loss)(2)                                     0.28        0.32        0.20      0.13        0.10         0.05
Net realized and unrealized gain (loss) on investments              0.52        1.77        3.88      1.72        5.55         6.81
Total from investment operations                                    0.80        2.09        4.08      1.85        5.65         6.86
Less distributions:
  Dividends from net investment income                             (0.23)      (0.28)      (0.22)    (0.14)      (0.04)          --
  Distributions from net realized gain on investments sold         (0.05)      (0.08)      (0.29)    (0.27)      (1.10)       (0.65)
  Total distributions                                              (0.28)      (0.36)      (0.51)    (0.41)      (1.14)       (0.65)
Net asset value, end of period                                    $12.68      $14.41      $17.98    $19.42      $23.93       $30.14
Total investment return at net asset value(3) (%)                   6.60       16.98       29.12     10.33(4)    29.19        28.84
Total adjusted investment return at net asset value(3,5) (%)        6.15       16.94       28.47     10.08(4)    29.17           --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      66,612     101,418      14,878    31,013      92,204      200,962
Ratio of expenses to average net assets (%)                         0.70        0.70        0.94      1.30(6)     1.42         1.39
Ratio of adjusted expenses to average net assets(7) (%)             1.15        0.74        1.59      1.73(6)     1.44           --
Ratio of net investment income (loss) to average net assets (%)     2.20        2.43        1.55      1.16(6)     0.45         0.17
Ratio of adjusted net investment income (loss) to average
net assets(7) (%)                                                   1.75        2.39        0.90      0.73(6)     0.43           --
Portfolio turnover rate (%)                                           43          71         157        35          62           50
Fee reduction per share(2) ($)                                      0.06       0.005        0.08      0.05        0.00(8)        --

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                           5/96(9)       12/96(1)       12/97          12/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                            $15.25         $17.96         $19.41         $23.80
Net investment income (loss)(2)                                                   0.09           0.05          (0.06)         (0.14)
Net realized and unrealized gain (loss) on investments                            2.71           1.72           5.56           6.74
Total from investment operations                                                  2.80           1.77           5.50           6.60
Less distributions:
  Dividends from net investment income                                           (0.09)         (0.05)         (0.01)            --
  Distributions from net realized gain on investments sold                          --          (0.27)         (1.10)         (0.65)
  Total distributions                                                            (0.09)         (0.32)         (1.11)         (0.65)
Net asset value, end of period                                                  $17.96         $19.41         $23.80         $29.75
Total investment return at net asset value(3) (%)                                18.46(4)        9.83(4)       28.39          27.90
Total adjusted investment return at net asset value(3,5) (%)                     17.59(4)        9.58(4)       28.37             --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                    15,125         42,461        134,939        347,045
Ratio of expenses to average net assets (%)                                       2.00(6)        2.00(6)        2.12           2.09
Ratio of adjusted expenses to average net assets(7) (%)                           3.21(6)        2.43(6)        2.14             --
Ratio of net investment income (loss) to average net assets (%)                   0.78(6)        0.45(6)       (0.25)         (0.53)
Ratio of adjusted net investment income (loss) to average net assets(7) (%)      (0.43)(6)       0.02(6)       (0.27)            --
Portfolio turnover rate (%)                                                        157             35             62             50
Fee reduction per share(2) ($)                                                    0.13           0.05           0.00(8)          --


34  FUND DETAILS

--------------------------------------------------------------------------------
Class C -  period ended:                                              12/98(9)
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $27.81
Net investment income (loss)(2)                                       (0.09)
Net realized and unrealized gain (loss) on investments                 2.68
Total from investment operations                                       2.59
Less distributions:
  Distributions from net realized gain on investments sold            (0.65)
Net asset value, end of period                                       $29.75
Total investment return at net asset value(3) (%)                      9.46(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                          6,901
Ratio of expenses to average net assets (%)                            2.12(6)
Ratio of net investment income (loss) to average net assets (%)       (0.53)(6)
Portfolio turnover rate (%)                                              50

(1) Effective December 31, 1996, the fiscal year end changed from May 31 to December 31.
(2)   Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)   Not annualized.
(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(6)   Annualized.
(7)   Unreimbursed, without fee reduction.
(8)   Less than $0.01 per share.
(9) Class B shares began operations on September 7, 1995. Class C shares began operations on May 1, 1998.


                                                                FUND DETAILS  35

Core Growth Fund

Figures audited by Deloitte & Touche LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class I - period ended:                                                              2/96(1)       2/97        2/98         2/99
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                $8.50         $9.29      $11.01       $14.88
Net investment income (loss)(2)                                                      0.03          0.05        0.04         0.01
Net realized and unrealized gain (loss) on investments                               0.81          2.16        4.34         3.40
Total from investment operations                                                     0.84          2.21        4.38         3.41
Less distributions:
  Dividends from net investment income                                              (0.03)        (0.04)      (0.03)       (0.02)
  Distributions in excess of net investment income                                     --            --          --        (0.00)(3)
  Distributions from net realized gain on investments sold                          (0.02)        (0.45)      (0.48)       (0.62)
  Total distributions                                                               (0.05)        (0.49)      (0.51)       (0.64)
Net asset value, end of period                                                      $9.29        $11.01      $14.88       $17.65
Total investment return at net asset value(4) (%)                                    9.94(5)      24.19       40.52        22.92
Total adjusted investment return at net asset value(4,6) (%)                        (5.63)(5)     17.40       37.95        21.89
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                          549           883       4,605        7,855
Ratio of expenses to average net assets (%)                                          0.95(7)       0.95        0.95         0.95
Ratio of adjusted expenses to average net assets(8,9) (%)                           38.57(7)       7.74        3.52         1.98
Ratio of net investment income (loss) to average net assets (%)                      0.91(7)       0.49        0.34         0.06
Ratio of adjusted net investment income (loss) to average net assets(8,9) (%)      (36.71)(7)     (6.30)      (2.23)       (0.97)
Portfolio turnover rate (%)                                                            21           142          91           54
Fee reduction per share(2) ($)                                                       1.36          0.68        0.33         0.17

(1)   Began operations on October 2, 1995.
(2)   Based on the average of the shares outstanding at the end of each month.
(3)   Less than $0.01 per share.
(4)   Total investment return assumes dividend reinvestment.
(5)   Not annualized.
(6) An estimated total return calculation, which does not take into consideration fee reductions by the adviser during the periods shown.
(7)   Annualized.
(8)   Unreimbursed, without fee reduction.
(9) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net income as a percentage of average net assets is expected to increase as the net assets of the fund grow.


36  FUND DETAILS

Core Value Fund

The financial information presented is for periods prior to reclassification as Class A shares on July 1, 1999.

Figures audited by Deloitte & Touche LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                              2/96(1)         2/97         2/98         2/99
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                $8.50           $9.47       $10.88       $13.93
Net investment income (loss)(2)                                                      0.10            0.23         0.21         0.15
Net realized and unrealized gain (loss) on investments                               0.96            1.77         3.33         1.23
Total from investment operations                                                     1.06            2.00         3.54         1.38
Less distributions:
  Dividends from net investment income                                              (0.09)          (0.19)       (0.13)       (0.18)
  Distributions from net realized gain on investments sold                             --           (0.40)       (0.36)       (2.77)
  Total distributions                                                               (0.09)          (0.59)       (0.49)       (2.95)
Net asset value, end of period                                                      $9.47          $10.88       $13.93       $12.36
Total investment return at net asset value(3) (%)                                   12.52(4)        21.36        32.97         9.87
Total adjusted investment return at net asset value(3,5) (%)                        (1.18)(4)       15.92        32.02         8.94
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                          682           1,323        7,747        6,685
Ratio of expenses to average net assets (%)                                          0.95(6)         0.95         0.95         0.95
Ratio of adjusted expenses to average net assets(7,8) (%)                           34.06(6)         6.39         1.90         1.88
Ratio of net investment income (loss) to average net assets (%)                      2.81(6)         2.26         1.60         1.03
Ratio of adjusted net investment income (loss) to average net assets(7,8) (%)      (30.30)(6)       (3.18)        0.65         0.10
Portfolio turnover rate (%)                                                            12              66          119           61
Fee reduction per share(2) ($)                                                       1.22            0.55         0.12         0.13

(1)   Began operations on October 2, 1995.
(2)   Based on the average of the shares outstanding at the end of each month.
(3)   Total investment return assumes dividend reinvestment.
(4)   Not annualized.
(5) An estimated total return calculation, which does not take into consideration fee reductions by the adviser during the periods shown.
(6)   Annualized.
(7)   Unreimbursed, without fee reduction.
(8) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net income as a percentage of average net assets is expected to increase as the net assets of the fund grow.


                                                                 FUND DETAILS 37

Large Cap Growth Fund

Figures audited by Ernst & Young LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                              12/94        12/95         10/96(1)     10/97        10/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                $17.40       $15.89        $19.51       $23.28       $24.37
Net investment income (loss)                                         (0.10)       (0.09)(2)     (0.13)(2)    (0.12)(2)    (0.11)(2)
Net realized and unrealized gain (loss) on investments               (1.21)        4.40          3.90         3.49         2.17
Total from investment operations                                     (1.31)        4.31          3.77         3.37         2.06
Less distributions:
  Distributions from net realized gain on investments sold           (0.20)       (0.69)           --        (2.28)       (4.16)
Net asset value, end of period                                      $15.89       $19.51        $23.28       $24.37       $22.27
Total investment return at net asset value(3) (%)                    (7.50)       27.17         19.32(4)     16.05         9.80
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                       146,466      241,700       279,425      303,067      381,591
Ratio of expenses to average net assets (%)                           1.65         1.48          1.48(5)      1.44         1.40
Ratio of net investment income (loss) to average net assets (%)      (0.64)       (0.46)        (0.73)(5)    (0.51)       (0.50)
Portfolio turnover rate (%)                                             52           68(7)         59          133          153(7)


-------------------------------------------------------------------------------
Class A - period ended:                                               10/99
-------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $22.27
Net investment income (loss)                                          (0.17)(2)
Net realized and unrealized gain (loss) on investments                 5.65
Total from investment operations                                       5.48
Less distributions:
  Distributions from net realized gain on investments sold            (2.71)
Net asset value, end of period                                       $25.04
Total investment return at net asset value(3) (%)                     27.58
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                        484,196
Ratio of expenses to average net assets (%)                            1.35(6)
Ratio of net investment income (loss) to average net assets (%)       (0.70)
Portfolio turnover rate (%)                                             183


------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                              12/94(8)     12/95         10/96(1)     10/97        10/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                $17.16       $15.83        $19.25       $22.83       $23.70
Net investment income (loss)(2)                                      (0.20)       (0.26)        (0.26)       (0.27)       (0.25)
Net realized and unrealized gain (loss) on investments               (0.93)        4.37          3.84         3.42         2.09
Total from investment operations                                     (1.13)        4.11          3.58         3.15         1.84
Less distributions:
  Distributions from net realized gain on investments sold           (0.20)       (0.69)           --        (2.28)       (4.16)
Net asset value, end of period                                      $15.83       $19.25        $22.83       $23.70       $21.38
Total investment return at net asset value(3) (%)                    (6.56)(4)    26.01         18.60(4)     15.33         9.04
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                         3,807       15,913        25,474       36,430      217,448
Ratio of expenses to average net assets (%)                           2.38(5)      2.31          2.18(5)      2.13         2.08
Ratio of net investment income (loss) to average net assets (%)      (1.25)(5)    (1.39)        (1.42)(5)    (1.20)       (1.16)
Portfolio turnover rate (%)                                             52           68(7)         59          133          153(7)


-------------------------------------------------------------------------------
Class B - period ended:                                               10/99
-------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $21.38
Net investment income (loss)(2)                                       (0.31)
Net realized and unrealized gain (loss) on investments                 5.38
Total from investment operations                                       5.07
Less distributions:
  Distributions from net realized gain on investments sold            (2.71)
Net asset value, end of period                                       $23.74
Total investment return at net asset value(3) (%)                     26.70
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                        312,046
Ratio of expenses to average net assets (%)                            2.02(6)
Ratio of net investment income (loss) to average net assets (%)       (1.37)
Portfolio turnover rate (%)                                             183

---------------------------------------------------------------------------------------------
Class C -  period ended:                                              10/98(8)      10/99
---------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $21.43        $21.37
Net investment income (loss)(2)                                       (0.10)        (0.31)
Net realized and unrealized gain (loss) on investments                 0.04          5.38
Total from investment operations                                      (0.06)         5.07
Less distributions:
  Distributions from net realized gain on investments sold               --         (2.71)
Net asset value, end of period                                       $21.37        $23.73
Total investment return at net asset value(3) (%)                     (0.28)(4)     26.72
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                            152         1,457
Ratio of expenses to average net assets (%)                            2.10(5)       2.05(6)
Ratio of net investment income (loss) to average net assets (%)       (1.14)(5)     (1.36)
Portfolio turnover rate (%)                                             153(7)        183

(1) Effective October 31, 1996, the fiscal year end changed from December 31 to October 31.
(2)   Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)   Not annualized.
(5)   Annualized.
(6) Expense ratios do not include interest expense due to bank loans, which amounted to less than 0.01%.
(7)   Excludes merger activity.
(8) Class B and Class C shares began operations on January 3, 1994 and June 1, 1998, respectively.


38 FUND DETAILS

Large Cap Value Fund

Figures audited by Ernst & Young LLP.

--------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                          8/94         8/95(1)      8/96        12/96(2)
--------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                           $12.08       $11.42       $13.38       $15.07
Net investment income (loss)(3)                                                  0.32         0.21         0.19         0.05
Net realized and unrealized gain (loss) on investments,
financial futures contracts and foreign currency transactions                   (0.61)        1.95         1.84         2.15
Total from investment operations                                                (0.29)        2.16         2.03         2.20
Less distributions:
  Distributions from net investment income                                      (0.37)       (0.20)       (0.19)       (0.08)
  Distributions from net realized gain on investments sold                         --           --        (0.15)       (1.57)
  Total distributions                                                           (0.37)       (0.20)       (0.34)       (1.65)
Net asset value, end of period                                                 $11.42       $13.38       $15.07       $15.62
Total investment return at net asset value(4) (%)                               (2.39)       19.22        15.33        14.53(5)
Total adjusted investment return at net asset value(4) (%)                         --           --           --           --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                  121,160      130,183      139,548      163,154
Ratio of expenses to average net assets (%)                                      1.31         1.30         1.17         1.22(6)
Ratio of net investment income (loss) to average net assets (%)                  2.82         1.82         1.28         0.85(6)
Portfolio turnover rate (%)                                                       195           99           74           26

--------------------------------------------------------------------------------------------------------
Class A - period ended:                                                         12/97           12/98
--------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                           $15.62          $19.32
Net investment income (loss)(3)                                                  0.12            0.16
Net realized and unrealized gain (loss) on investments,
financial futures contracts and foreign currency transactions                    5.57            2.85
Total from investment operations                                                 5.69            3.01
Less distributions:
  Distributions from net investment income                                      (0.07)          (0.14)
  Distributions from net realized gain on investments sold                      (1.92)          (0.93)
  Total distributions                                                           (1.99)          (1.07)
Net asset value, end of period                                                 $19.32          $21.26
Total investment return at net asset value(4) (%)                               36.71           15.94
Total adjusted investment return at net asset value(4) (%)                         --           15.92
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                  303,313         421,218
Ratio of expenses to average net assets (%)                                      1.12            1.16(7)
Ratio of net investment income (loss) to average net assets (%)                  0.65            0.79(7)
Portfolio turnover rate (%)                                                       102(8)           64

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                          8/94         8/95(1)      8/96        12/96(2)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                           $12.10       $11.44       $13.41       $15.10
Net investment income (loss)(3)                                                  0.24         0.13         0.08         0.01
Net realized and unrealized gain (loss) on investments,
financial futures contracts and foreign currency transactions                   (0.61)        1.96         1.85         2.14
Total from investment operations                                                (0.37)        2.09         1.93         2.15
Less distributions:
  Distributions from net investment income                                      (0.29)       (0.12)       (0.09)       (0.02)
  Distributions from net realized gain on investments sold                         --           --        (0.15)       (1.57)
  Total distributions                                                           (0.29)       (0.12)       (0.24)       (1.59)
Net asset value, end of period                                                 $11.44       $13.41       $15.10       $15.66
Total investment return at net asset value(4) (%)                               (3.11)       18.41        14.49        14.15(5)
Total adjusted investment return at net asset value(4) (%)                         --           --           --           --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                  114,025      114,723      125,781      146,399
Ratio of expenses to average net assets (%)                                      2.06         2.03         1.90         1.98(6)
Ratio of net investment income (loss) to average net assets (%)                  2.07         1.09         0.55         0.10(6)
Portfolio turnover rate (%)                                                       195           99           74           26

--------------------------------------------------------------------------------------------------------
Class B - period ended:                                                         12/97           12/98
--------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                           $15.66          $19.31
Net investment income (loss)(3)                                                 (0.02)           0.01
Net realized and unrealized gain (loss) on investments,
financial futures contracts and foreign currency transactions                    5.60            2.84
Total from investment operations                                                 5.58            2.85
Less distributions:
  Distributions from net investment income                                      (0.01)          (0.03)
  Distributions from net realized gain on investments sold                      (1.92)          (0.93)
  Total distributions                                                           (1.93)          (0.96)
Net asset value, end of period                                                 $19.31          $21.20
Total investment return at net asset value(4) (%)                               35.80           15.05
Total adjusted investment return at net asset value(4) (%)                         --           15.03
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                  340,334         547,945
Ratio of expenses to average net assets (%)                                      1.87            1.91(7)
Ratio of net investment income (loss) to average net assets (%)                 (0.10)           0.05(7)
Portfolio turnover rate (%)                                                       102(8)           64


                                                                 FUND DETAILS 39

Large Cap Value Fund continued

--------------------------------------------------------------------------------
Class C - period ended:                                              12/98(9)
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                $22.03
Net investment income (loss)(3)                                       0.03
Net realized and unrealized gain (loss) on investments,
financial futures contracts and foreign currency transactions         0.09
Total from investment operations                                      0.12
Less distributions:
  Distributions from net investment income                           (0.02)
  Distributions from net realized gain on investments sold           (0.93)
  Total distributions                                                (0.95)
Net asset value, end of period                                      $21.20
Total investment return at net asset value(4) (%)                     0.83(5)
Total adjusted investment return at net asset value(4) (%)            0.82(5)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                         4,711
Ratio of expenses to average net assets (%)                           1.92(6,7)
Ratio of net investment income (loss) to average net assets (%)       0.28(6,7)
Portfolio turnover rate (%)                                             64

(1) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.
(2) Effective December 31, 1996, the fiscal year end changed from August 31 to December 31.
(3)   Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)   Not annualized.
(6)   Annualized.
(7) Reflects voluntary management fee reduction in effect during the year ended December 31, 1998. As a result of such fee reductions, expenses of Class A, Class B and Class C shares of the fund reflect reductions of less than $0.01 per share. Absent such reductions the ratio of expenses to average net assets would have been 1.18%, 1.93% and 1.94% for Class A, Class B and Class C shares, respectively, and the ratio of net investment income to average net assets would have been 0.77%, 0.03% and 0.26% for Class A, Class B and Class C shares, respectively.
(8)   Portfolio turnover rate excludes merger activity.
(9)   Class C shares began operations on May 1, 1998.


40 FUND DETAILS

Mid Cap Growth Fund

Figures audited by PricewaterhouseCoopers LLP.


------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                               10/95        10/96        10/97        10/98        10/99
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                  $7.93        $9.32       $10.92       $11.40        $9.11
Net investment income (loss)(1)                                       (0.07)       (0.11)       (0.06)       (0.09)       (0.12)
Net realized and unrealized gain (loss) on investments                 1.46         3.34         1.00        (0.89)        3.86
Total from investment operations                                       1.39         3.23         0.94        (0.98)        3.74
Less distributions:
  Distributions from net realized gain on investments sold               --        (1.63)       (0.46)       (1.31)          --
Net asset value, end of period                                        $9.32       $10.92       $11.40        $9.11       $12.85
Total investment return at net asset value(2) (%)                     17.53        36.15         8.79        (9.40)       41.05
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                        101,562      156,578      141,997      101,138      112,082
Ratio of expenses to average net assets (%)                            1.59         1.59         1.59         1.59         1.60
Ratio of net investment income (loss) to average net assets (%)       (0.87)       (1.00)       (0.57)       (0.86)       (1.14)
Portfolio turnover rate (%)                                             155          240          317          168          153

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                               10/95        10/96        10/97        10/98        10/99
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                  $7.87        $9.19       $10.67       $11.03        $8.72
Net investment income (loss)(1)                                       (0.13)       (0.18)       (0.13)       (0.15)       (0.18)
Net realized and unrealized gain (loss) on investments                 1.45         3.29         0.95        (0.85)        3.68
Total from investment operations                                       1.32         3.11         0.82        (1.00)        3.50
Less distributions:
  Distributions from net realized gain on investments sold               --        (1.63)       (0.46)       (1.31)          --
Net asset value, end of period                                        $9.19       $10.67       $11.03        $8.72       $12.22
Total investment return at net asset value(2) (%)                     16.77        35.34         7.84        (9.97)       40.14
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                        137,363      238,901      204,812      134,188      145,816
Ratio of expenses to average net assets (%)                            2.30         2.29         2.28         2.27         2.23
Ratio of net investment income (loss) to average net assets (%)       (1.55)       (1.70)       (1.25)       (1.54)       (1.77)
Portfolio turnover rate (%)                                             155          240          317          168          153

------------------------------------------------------------------------------------------------------------------------------------
Class C - period ended:                                                                                      10/98(3)     10/99
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                                         $9.99        $8.72
Net investment income (loss)(1)                                                                              (0.06)       (0.19)
Net realized and unrealized gain (loss) on investments                                                       (1.21)        3.68
Total from investment operations                                                                             (1.27)        3.49
Net asset value, end of period                                                                               $8.72       $12.21
Total investment return at net asset value(2) (%)                                                           (12.71)(4)    40.02
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                                                   100          276
Ratio of expenses to average net assets (%)                                                                   2.29(5)      2.30
Ratio of net investment income (loss) to average net assets (%)                                              (1.66)(5)    (1.82)
Portfolio turnover rate (%)                                                                                    168          153

(1)   Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3)   Class C shares began operations on June 1, 1998.
(4)   Not annualized.
(5)   Annualized.


                                                                 FUND DETAILS 41

Small Cap Growth Fund

Figures audited by Ernst & Young LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A(1) - period ended:                                           10/95(2)    10/96       10/97          10/98          10/99
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $6.71       $9.02      $10.22         $12.35          $8.41
Net investment income (loss)(3)                                      (0.07)      (0.09)      (0.07)         (0.08)         (0.12)
Net realized and unrealized gain (loss) on investments                2.38        1.29        2.41          (1.34)          4.59
Total from investment operations                                      2.31        1.20        2.34          (1.42)          4.47
Less distributions:
  Distributions from net realized gain on investments sold              --          --       (0.21)         (2.52)         (0.23)
Net asset value, end of period                                       $9.02      $10.22      $12.35          $8.41         $12.65
Total investment return at net asset value(4) (%)                    34.56       13.27       23.35         (14.14)         54.41
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                       179,481     218,497     209,384        179,700        266,886
Ratio of expenses to average net assets (%)                           1.38        1.32        1.29(5)        1.36(5)        1.34(5)
Ratio of net investment income (loss) to average net assets (%)      (0.83)      (0.86)      (0.57)         (1.02)         (1.17)
Portfolio turnover rate (%)                                             23          44          96            103           1.04

------------------------------------------------------------------------------------------------------------------------------------
Class B(1) - period ended:                                           10/95(2)    10/96       10/97          10/98          10/99
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $6.51       $8.70       $9.78         $11.72          $7.81
Net investment income (loss)(3)                                      (0.11)      (0.15)      (0.14)         (0.15)         (0.18)
Net realized and unrealized gain (loss) on investments                2.30        1.23        2.29          (1.24)          4.24
Total from investment operations                                      2.19        1.08        2.15          (1.39)          4.06
Less distributions:
  Distributions from net realized gain on investments sold              --          --       (0.21)         (2.52)         (0.23)
Net asset value, end of period                                       $8.70       $9.78      $11.72          $7.81         $11.64
Total investment return at net asset value(4) (%)                    33.60       12.48       22.44         (14.80)         53.31
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                       393,478     451,268     472,594        361,992        478,468
Ratio of expenses to average net assets (%)                           2.11        2.05        2.02(5)        2.07(5)        2.03(5)
Ratio of net investment income (loss) to average net assets (%)      (1.55)      (1.59)      (1.30)         (1.73)         (1.87)
Portfolio turnover rate (%)                                             23          44          96            103            104

------------------------------------------------------------------------------------------------------------------------------------
Class C - period ended:                                                                                     10/98(6)       10/99
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                                        $8.96          $7.81
Net investment income (loss)(3)                                                                             (0.03)         (0.19)
Net realized and unrealized gain (loss) on investments                                                      (1.12)          4.23
Total from investment operations                                                                            (1.15)          4.04
Less distributions:
  Distributions from net realized gain on investments sold                                                     --          (0.23)
Net asset value, end of period                                                                              $7.81         $11.62
Total investment return at net asset value(4) (%)                                                          (12.83)(7)      53.05
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                                                  468          3,866
Ratio of expenses to average net assets (%)                                                                  2.11(5,8)      2.09(5)
Ratio of net investment income (loss) to average net assets (%)                                             (1.86)(8)      (1.94)
Portfolio turnover rate (%)                                                                                   103            104

(1) All per share amounts and net asset values have been restated to reflect the four-for-one stock split effective May 1, 1998.
(2) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.
(3)   Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Expense ratios do not include interest expense due to bank loans, which amounted to less than $0.01 per share.
(6)   Class C shares began operations on June 1, 1998.
(7)   Not annualized.
(8)   Annualized.


42  FUND DETAILS

Small Cap Value Fund

Figures audited by Ernst & Young LLP.

--------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                12/94(1)         12/95         12/96         12/97
--------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                   $8.50            $8.99        $10.39        $10.32
Net investment income (loss)(3)                                         0.18             0.21          0.14          0.06
Net realized and unrealized gain (loss) on investments                  0.48             1.60          1.17          2.52
Total from investment operations                                        0.66             1.81          1.31          2.58
Less distributions:
  Dividends from net investment income                                 (0.17)           (0.20)        (0.14)        (0.03)
  Distributions from net realized gain on investments sold                --            (0.21)        (1.24)        (0.60)
  Total distributions                                                  (0.17)           (0.41)        (1.38)        (0.63)
Net asset value, end of period                                         $8.99           $10.39        $10.32        $12.27
Total investment return at net asset value(4) (%)                       7.81(5)         20.26         12.91         25.25
Total adjusted investment return at net asset value(4,6) (%)            7.30(5)         19.39         12.20         24.65
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                           4,420           12,845        15,853        20,961
Ratio of expenses to average net assets (%)                             0.99(7)          0.98          0.99          0.99
Ratio of adjusted expenses to average net assets(8) (%)                 4.98(7)          1.85          1.70          1.59
Ratio of net investment income (loss) to average net assets (%)         2.10(7)          2.04          1.31          0.47
Ratio of adjusted net investment income (loss) to
average net assets(8) (%)                                              (1.89)(7)         1.17          0.60         (0.13)
Portfolio turnover rate (%)                                              0.3                9            72           140
Fee reduction per share(3) ($)                                          0.34             0.09          0.08          0.07


----------------------------------------------------------------------------------------------------
Class A - period ended:                                                     10/98(2)         10/99
----------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                       $12.27           $10.82
Net investment income (loss)(3)                                              0.02            (0.09)
Net realized and unrealized gain (loss) on investments                      (1.47)            6.67
Total from investment operations                                            (1.45)            6.58
Less distributions:
  Dividends from net investment income                                         --               --
  Distributions from net realized gain on investments sold                     --            (0.13)
  Total distributions                                                          --            (0.13)
Net asset value, end of period                                             $10.82           $17.27
Total investment return at net asset value(4) (%)                          (11.82)(5)        61.39
Total adjusted investment return at net asset value(4,6) (%)               (12.33)(5)        61.24
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                               22,528           51,746
Ratio of expenses to average net assets (%)                                  1.01(7)          1.39
Ratio of adjusted expenses to average net assets(8) (%)                      1.62(7)          1.54
Ratio of net investment income (loss) to average net assets (%)              0.25(7)         (0.67)
Ratio of adjusted net investment income (loss) to
average net assets(8) (%)                                                   (0.36)(7)        (0.82)
Portfolio turnover rate (%)                                                    69              140
Fee reduction per share(3) ($)                                               0.06             0.02


---------------------------------------------------------------------------------------------------------------------------
Class B -  period ended:                                               12/94(1)         12/95         12/96         12/97
---------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                   $8.50            $9.00        $10.38        $10.31
Net investment income (loss)(3)                                         0.13             0.12          0.07         (0.03)
Net realized and unrealized gain (loss) on investments                  0.48             1.59          1.17          2.53
Total from investment operations                                        0.61             1.71          1.24          2.50
Less distributions:
  Dividends from net investment income                                 (0.11)           (0.12)        (0.07)           --
  Distributions from net realized gain on investments sold                --            (0.21)        (1.24)        (0.60)
  Total distributions                                                  (0.11)           (0.33)        (1.31)        (0.60)
Net asset value, end of period                                         $9.00           $10.38        $10.31        $12.21
Total investment return at net asset value(4) (%)                       7.15(5)         19.11         12.14         24.41
Total adjusted investment return at net asset value(4,6) (%)            6.64(5)         18.24         11.43         23.81
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                           3,296           16,994        22,097        35,033
Ratio of expenses to average net assets (%)                             1.72(7)          1.73          1.69          1.69
Ratio of adjusted expenses to average net assets(8) (%)                 5.71(7)          2.60          2.40          2.29
Ratio of net investment income (loss) to average net assets (%)         1.53(7)          1.21          0.62         (0.24)
Ratio of adjusted net investment income (loss) to
average net assets(8) (%)                                              (2.46)(7)         0.34         (0.09)        (0.84)
Portfolio turnover rate (%)                                              0.3                9            72           140
Fee reduction per share(3) ($)                                          0.34             0.09          0.08          0.07

---------------------------------------------------------------------------------------------------
Class B -  period ended:                                                   10/98(2)         10/99
---------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                      $12.21           $10.71
Net investment income (loss)(3)                                            (0.04)           (0.18)
Net realized and unrealized gain (loss) on investments                     (1.46)            6.58
Total from investment operations                                           (1.50)            6.40
Less distributions:
  Dividends from net investment income                                        --               --
  Distributions from net realized gain on investments sold                    --            (0.13)
  Total distributions                                                         --            (0.13)
Net asset value, end of period                                            $10.71           $16.98
Total investment return at net asset value(4) (%)                         (12.29)(5)        60.33
Total adjusted investment return at net asset value(4,6) (%)              (12.80)(5)        60.18
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                              30,637           75,103
Ratio of expenses to average net assets (%)                                 1.71(7)          2.06
Ratio of adjusted expenses to average net assets(8) (%)                     2.32(7)          2.21
Ratio of net investment income (loss) to average net assets (%)            (0.45)(7)        (1.34)
Ratio of adjusted net investment income (loss) to
average net assets(8) (%)                                                  (1.06)(7)        (1.49)
Portfolio turnover rate (%)                                                   69              140
Fee reduction per share(3) ($)                                              0.06             0.02


                                                                 FUND DETAILS 43

Small Cap Value Fund continued


--------------------------------------------------------------------------------------------------------
Class C -  period ended:                                                          10/98(1)      10/99
--------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                             $13.39        $10.71
Net investment income (loss)(3)                                                   (0.03)        (0.19)
Net realized and unrealized gain (loss) on investments                            (2.65)         6.58
Total from investment operations                                                  (2.68)         6.39
Less distributions:
  Distributions from net realized gain on investments sold                           --         (0.13)
Net asset value, end of period                                                   $10.71        $16.97
Total investment return at net asset value(4) (%)                                (20.01)(5)     60.24
Total adjusted investment return at net asset value(4,6) (%)                     (20.32)(5)     60.09
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                       $422        $3,774
Ratio of expenses to average net assets (%)                                        1.71(7)       2.09
Ratio of adjusted expenses to average net assets(8) (%)                            2.32(7)       2.29
Ratio of net investment income (loss) to average net assets (%)                   (0.54)(7)     (1.43)
Ratio of adjusted net investment income (loss) to average net assets(8) (%)       (1.15)(7)     (1.58)
Portfolio turnover rate (%)                                                          69           140
Fee reduction per share(3) ($)                                                     0.04          0.02

(1) Class A and Class B shares began operations on January 3, 1994. Class C shares began operations on May 1, 1998.
(2) Effective October 31, 1998, the fiscal year end changed from December 31 to October 31.
(3)   Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)   Not annualized.
(6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(7)   Annualized.
(8)   Unreimbursed, without fee reduction.


44 FUND DETAILS

Sovereign Investors Fund

Figures audited by Ernst & Young LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                               12/94          12/95       12/96        12/97         12/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $15.10         $14.24      $17.87       $19.48        $22.41
Net investment income (loss)                                           0.46           0.40        0.36(1)      0.32(1)       0.31(1)
Net realized and unrealized gain (loss) on investments                (0.75)          3.71        2.77         5.31          3.11
Total from investment operations                                      (0.29)          4.11        3.13         5.63          3.42
Less distributions:
  Dividends from net investment income                                (0.46)         (0.40)      (0.36)       (0.32)        (0.31)
  Distributions from net realized gain on investments sold            (0.11)         (0.08)      (1.16)       (2.38)        (1.29)
  Total distributions                                                 (0.57)         (0.48)      (1.52)       (2.70)        (1.60)
Net asset value, end of period                                       $14.24         $17.87      $19.48       $22.41        $24.23
Total investment return at net asset value(2) (%)                     (1.85)         29.15       17.57        29.14         15.62
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      1,090,231      1,280,321   1,429,523    1,748,490     1,884,460
Ratio of expenses to average net assets (%)                            1.16           1.14        1.13         1.06          1.03
Ratio of net investment income (loss) to average net assets (%)        3.13           2.45        1.86         1.44          1.33
Portfolio turnover rate (%)                                              45             46          59           62            51

------------------------------------------------------------------------------------------------------------------------------------
Class B -  period ended:                                              12/94(3)       12/95       12/96        12/97         12/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $15.02         $14.24      $17.86       $19.46        $22.38
Net investment income (loss)(1)                                        0.38           0.27        0.21         0.16          0.14
Net realized and unrealized gain (loss) on investments                (0.69)          3.71        2.77         5.29          3.11
Total from investment operations                                      (0.31)          3.98        2.98         5.45          3.25
Less distributions:
  Dividends from net investment income                                (0.36)         (0.28)      (0.22)       (0.15)        (0.14)
  Distributions from net realized gain on investments sold            (0.11)         (0.08)      (1.16)       (2.38)        (1.29)
  Total distributions                                                 (0.47)         (0.36)      (1.38)       (2.53)        (1.43)
Net asset value, end of period                                       $14.24         $17.86      $19.46       $22.38        $24.20
Total investment return at net asset value(2) (%)                     (2.04)(4)      28.16       16.67        28.14         14.79
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                        128,069        257,781     406,523      610,976       790,277
Ratio of expenses to average net assets (%)                            1.86(5)        1.90        1.91         1.83          1.79
Ratio of net investment income (loss) to average net assets (%)        2.57(5)        1.65        1.10         0.67          0.58
Portfolio turnover rate (%)                                              45             46          59           62            51

--------------------------------------------------------------------------------
Class C -  period ended:                                               12/98(3)
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                  $24.43
Net investment income (loss)(1)                                         0.13
Net realized and unrealized gain (loss) on investments                  1.07
Total from investment operations                                        1.20
Less distributions:
  Distributions from net investment income                             (0.12)
  Distributions from net realized gain on investments sold             (1.29)
  Total distributions                                                  (1.41)
Net asset value, end of period                                        $24.22
Total investment return at net asset value(2) (%)                       5.18(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                           4,627
Ratio of expenses to average net assets (%)                             1.67(5)
Ratio of net investment income to average net assets (%)                0.84(5)
Portfolio turnover rate (%)                                               51

(1)   Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) Class B shares began operations on January 3, 1994. Class C shares began operations on May 1, 1998.
(4)   Not annualized.
(5)   Annualized.


                                                                 FUND DETAILS 45

For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock equity funds:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-544-6713

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:


In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By mail: Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102 (duplicating fee required)

By electronic request:
publicinfo@sec.gov
(duplicating fee required)


On the Internet: www.sec.gov

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